Leases - Summary of Finance Lease movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
At the beginning of the year	R$ 1,397,543	R$ 1,741,701
Raised		186,248
Interest, exchange rate and fair value	178,139	213,313
Payment of principal	(348,114)	(413,267)
Payment of interest	(283,430)	(330,452)
At the end of the year	R$ 944,138	R$ 1,397,543